SCHEDULE II - Allowance for Doubtful Accounts (Details) (Consolidated allowance for doubtful accounts receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated allowance for doubtful accounts receivable
Allowances for Doubtful Accounts Receivable Rollforward
Balance at beginning of period	$ 19,028	$ 6,405	$ 9,497
Charged to costs and expenses	4,966	14,041	2,877
Total additions	4,966	14,041	2,877
Write-offs and recoveries	4,580	1,736	5,102
Foreign exchange and other, net	(188)	(318)	867
Total deductions	4,392	1,418	5,969
Balance at end of period	$ 19,602	$ 19,028	$ 6,405